UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    Longacre Corp.
Address: c/o Icahn & Co., Inc.
         One Wall Street Court
         New York, NY 10005

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Vice President
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell              New York, New York        11/12/02
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               2*

Form 13F Information Table Value Total:              $654*



*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.
Form 13F Information Table


                                             Name of Reporting Manager: Longacre Corp.

    COLUMN 1               COLUMN 2         COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
                                                                                                                 Voting Authority
                                                      VALUE     SHRS OR   SH/   PUT/   INVESTMENT  OTHER
  NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED   NONE


Shelbourne Prop. I, Inc.   Com    821373107   418     7,297     SH                                 Sole      7,297

Shelbourne Prop. III, Inc. Com    82137E103   236     4,450     SH                                 Sole      4,450

                                   Total     654


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.